Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Temporary equity stock issued during the period shares new issues					13,053,508
Proceeds from redeemable convertible preferred stock net					$ 109,681
Minimum gross proceeds from initial public offer from conversion of temporary equity into temporary equity					$ 75,000
Sale of stock minimum issue price per share for conversion of temporary equity into permanent equity					$ 12.64035
Factor in percentage terms to be used for calculating number of shares to be issued on conversion from temporary equity into permanent equity					150.00%
Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized	41,785,202			41,785,202	41,785,202
Preferred stock, Par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Series A-1 Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized					4,000,000
Preferred stock, Shares issued	4,000,000			4,000,000
Temporary equity liquidation preference per share					$ 1
Temporary equity conversion price per share					$ 1
Series A-2 Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized					4,427,072
Preferred stock, Shares issued	4,427,072			4,427,072
Temporary equity liquidation preference per share					$ 1.995
Temporary equity conversion price per share					$ 1.995
Series B Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized					7,341,485
Preferred stock, Shares issued	7,341,485			7,341,485
Temporary equity liquidation preference per share					$ 5.7699
Temporary equity conversion price per share					$ 5.7699
Series C Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized					8,016,645
Preferred stock, Shares issued	8,016,645			8,016,645
Temporary equity liquidation preference per share					$ 8.5073
Temporary equity conversion price per share					$ 8.5073
Series D Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares authorized					18,000,000
Preferred stock, Shares issued	18,000,000			18,000,000
Dividends, Preferred stock, Cash				$ 5,785
Preferred stock, Redemption amount	$ 61,542			$ 61,542
Payment of stock issuance costs					$ 319
Temporary equity issue price per share					$ 8.426854
Temporary equity dividend rate					10.00%
Stock divdend (in shares)					790,350
Stock divdend	2,908	$ 2,877	$ 1,115		$ 6,660
Temporary equity liquidation preference as a percentage of issue price					150.00%
Temporary equity conversion price per share					$ 8.426854
Temporary equity redemption price percentage					150.00%
Temporary equity term					3 years
Redemption value	$ 1,455	$ 1,438	$ 55,877		$ 58,649